INVESTMENTS - Reconciliation of Summarized Financial Information to Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Beginning balance	$ 9,385	$ 11,131
Net income (loss)	4,574	(1,435)
Ending balance	29,827	9,385
Carrying value	4,527	1,234
Kibali [Member]
Disclosure of joint ventures [line items]
Beginning balance	0
Acquisition	4,632
Net income (loss)	194	0
Investments accounted for using equity method, dividend	(150)
Ending balance	4,676	0
Barrick's share of net assets	2,107
Equity earnings adjustment	0
Goodwill recognition	1,111
Carrying value	3,218	0	$ 0
Jabal Sayid
Disclosure of joint ventures [line items]
Beginning balance	244
Acquisition	0
Net income (loss)	103	78
Investments accounted for using equity method, dividend	0
Ending balance	347	244
Barrick's share of net assets	173
Equity earnings adjustment	0
Goodwill recognition	123
Carrying value	296	245	206
Loans receivable from related party	75
Zaldívar
Disclosure of joint ventures [line items]
Beginning balance	1,997
Acquisition	0
Net income (loss)	32	28
Investments accounted for using equity method, dividend	(100)
Ending balance	1,929	1,997
Barrick's share of net assets	965
Equity earnings adjustment	(10)
Goodwill recognition	0
Carrying value	$ 955	$ 989	$ 975